EMPLOYEES' RETIREMENT PLANS (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Retirement Benefits [Abstract]
Pension contributions	$ 413,256	$ 399,651	$ 391,962
Employer contributions	$ 62,425	$ 56,880	$ 53,405
Minimum contribution rate	9.10%